PREPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

8. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consists of the following (in thousands):

	March 31,	December 31,
	2021	2020
Receivable for warrants exercised	$12,357	$—
Prepaid insurance	2,948	121
Prepaid operating expenses	1,015	68
Prepaid dues and subscriptions	883	189
Prepaid taxes	474	—
Vendor prepayments	473	—
Prepaid rent	155	118
Deferred cost of goods sold	—	454
Other	352	26
Total prepaid expenses and other current assets	$18,657	$976

The Company received the outstanding proceeds from warrants exercised in April 2021.

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consists of the following (in thousands):

	December 31,
	2020	2019
Deferred cost of goods sold	$454	$262
Prepaid operating expenses	68	585
Prepaid dues and subscriptions	189	503
Prepaid insurance	121	45
Prepaid rent	118	11
Other	26	482
Total prepaid expenses and other current assets	$976	$1,888